Report Of The Directors Financial Review Risk Report - Own funds (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Common equity tier 1 (‘CET1’) capital: instruments and reserves
Capital instruments and the related share premium accounts	$ 22,964	$ 23,406
Retained earnings, accumulated other comprehensive income (and other reserves)	128,419	121,609
Minority interests (amount allowed in consolidated CET1)	3,917	4,444
Independently reviewed net profits net of any foreseeable charge or dividend	10,568	8,633
Common equity tier 1 capital before regulatory adjustments	165,868	158,092
Common equity tier 1 capital: regulatory adjustments [Abstract]
Total regulatory adjustments to common equity tier	(39,367)	(38,801)
Common equity tier 1 capital	126,501	119,291
Additional tier 1 capital before regulatory adjustments	17,732	19,836
Total regulatory adjustments to additional tier 1 capital	(70)	(60)
Additional tier 1 capital	17,662	19,776
Tier 1 capital	144,163	139,067
Tier 2 capital before regulatory adjustments	28,148	24,779
Total regulatory adjustments to tier 2 capital	(1,107)	(1,423)
Tier 2 capital	27,041	23,356
Total capital	$ 171,204	$ 162,423